SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 015	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting — The accounting records of the Plan are maintained on the accrual basis and have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Interest in Master Trust
Interest in Master Trust — Prior to April 2025, assets of the Plan were maintained in the L3Harris Retirement Savings Plan Master Trust (the “Master Trust”) administered by Northern Trust, as Trustee. The Plan participated in the Master Trust along with the Aviation Communications and Surveillance Systems 401(k) Plan. See Note 6 - Master Trust for further information regarding the Master Trust.
The interest in the Master Trust represented the Plan’s specific interest in the assets of the Master Trust. The assets consisted of units of funds that were maintained by Northern Trust. Contributions, benefit payments and certain administrative expenses were specifically identified and charged to the Plan.

Valuation of Investments and Income Recognition
Valuation of Investments and Income Recognition — Investments are stated at fair value, except for fully‑benefit responsive investments, which are stated at contract value. For investments stated at fair value, quoted market prices are used, when available, to value investments. Investments for which quoted market prices are not available are stated at fair values as reported by the Trustee or investee company. See Note 7 — Financial Instruments for further information on the valuation of investments. Purchases and sales of investments are recorded on a trade date basis. Interest income is recorded on the accrual basis, and dividends are recorded on the ex-dividend date. Net appreciation or depreciation includes the Plan’s gains and losses on investments.

Notes Receivable from Participants	Notes Receivable from Participants — Notes receivable from participants represent participant loans recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025, and 2024. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded upon the participant’s eligibility for a Plan distribution.
Payment of Benefits	Payment of Benefits — Benefits to participants or their beneficiaries are recorded when paid.
Use of Estimates	Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires the Plan Administrator to make estimates and assumptions that affect certain reported amounts, disclosures, and schedules. Accordingly, actual results may differ from those estimates.
Administrative Expenses	Administrative Expenses — Unless otherwise elected by the Company, all reasonable charges and expenses incurred in connection with the administration of the Plan are paid by the Trustee from the assets of the Plan.